Trading portfolio	12 Months Ended
Dec. 31, 2024
Net assets (liabilities) [abstract]
Trading portfolio	Trading portfolio
Accounting for trading portfolio assets and liabilities
All assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Trading portfolio assets		Trading portfolio liabilities
	2024	2023	2024	2023
	£m	£m	£m	£m
Debt securities and other eligible bills	78,014	75,498	(37,050)	(40,547)
Equity securities	74,859	86,353	(19,858)	(18,122)
Traded loans	13,470	12,653	—	—
Commodities	110	101	—	—
Trading portfolio assets/(liabilities)	166,453	174,605	(56,908)	(58,669)